Employee Benefit - Sensitivity Analysis of One-percentage Point Change in Assumed Rates (Parenthetical) (Detail)	Dec. 31, 2021	Dec. 31, 2020
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Rate increase	1.00%	1.00%
Rate decrease	1.00%	1.00%
Rate of salary increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Rate increase	1.00%	1.00%
Rate decrease	1.00%	1.00%